Financial Instruments - Schedule of Adjusted to Equity and Other Investments without Readily Determinable Fair Values (Details) - Equity Securities Without Readily Determinable Fair Value - USD ($)
$ in Millions
		12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the period		$ 1,085	$ 543
Purchases of equity and other investments		104	599
Investments received as non-cash consideration in exchange for services		60	244
Gross unrealized gains		10	20
Sale of equity and other investments		0	(13)
Gross unrealized losses and impairments		(120)	(308)
Transfers to readily determinable fair values		(634)	0
Balance, end of the period		505	1,085
Transfers from measurement alternative		$ 634	$ 0
Call Option
Equity Securities Adjustments [Roll Forward]
Fair value accounted as a derivative	$ 54
Klaviyo, Inc.
Equity Securities Adjustments [Roll Forward]
Transfers to readily determinable fair values	(257)
Transfers from measurement alternative	$ 257